Inventories, Net (Tables)	3 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consisted of the following:

	March 31, 2026	December 31, 2025
Raw materials	$80,537,827	$37,247,442
Finished goods	29,685,596	17,247,048
Goods in transit	4,244,636	25,491,587
Total inventories, net	$114,468,059	$79,986,077